Changes in Liabilities from Financing Activities	12 Months Ended
Dec. 31, 2023
Changes in liabilities arising from financing activities [abstract]
Changes in Liabilities from Financing Activities
Note 14 - Changes in Liabilities from Financing Activities

	Balance as of January 1, 2023	Cash flows from financing activities	Translation differences in respect of foreign operations	Adjustments in respect of cash flows for operating activities (3)	Non-cash activities		Balance as of December 31, 2023
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands		USD in thousands
Debentures (1)	256,736	68,303	(4,076)	2,198	-		323,161
Convertible Debentures (1)	131,763	-	(3,763)	2,952	(21)		130,931
Loans from banks and other financial institutions	1,585,846	403,679	21,664	20,880	(2,530)	(2)	2,029,539
Loans from non-controlling interests	90,909	(1,211)	2,466	754	(167)		92,751
Lease liability	99,623	(4,848)	1,611	-	31,210	(4)	127,596

	2,164,877	465,923	17,902	26,784	28,492		2,703,978

(1)	Including interest payable.

(2)

Mostly due to the offsetting of deferred borrowing costs which were prepaid by the project companies on the financial closing dates, and capitalization of finance expenses during the construction period.

(3)	Including interest accrued and interest paid.

(4)	Initial creation and index linking vis-à-vis right-of-use asset.

	Balance as of January 1, 2022	Cash flows from financing activities	Translation differences in respect of foreign operations	Adjustments in respect of cash flows for operating activities(3)	Non-cash activities		Balance as of December 31, 2022
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands		USD in thousands
Debentures (1)	307,481	(16,571)	(35,037)	863	-		256,736
Convertible Debentures (1)	101,291	47,755	(15,576)	3,195	(4,902)		131,763
Loans from banks and other financial institutions (1)	1,231,208	357,868	(123,423)	32,435	87,758	(2)	1,585,846
Loans from non-controlling interests	78,113	15,834	(5,210)	330	1,842		90,909
Lease liability	105,645	(4,327)	(10,302)	(1,964)	10,571	(4)	99,623

	1,823,738	400,559	(189,548)	34,859	95,269		2,164,877

(1)	Including interest payable.

(2)	Mostly due to the offsetting of deferred borrowing costs which were prepaid by the project companies on the financial closing dates, and discounted finance expenses during the construction period.

(3)	Including interest accrued and interest paid.

(4)	Initial creation vis-à-vis right-of-use asset.

	Balance as of January 1, 2021	Cash flows from financing activities	Translation differences in respect of foreign operations	Adjustments in respect of cash flows for operating activities(3)	Initial consolidation	Non-cash activities		Balance as of December 31, 2021
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands		USD in thousands
Debentures (1)	206,527	89,989	10,444	521	-	-		307,481
Convertible Debentures (1)	-	96,343	3,741	1,207	-	-		101,291
Loans from banks and other financial institutions (1)	840,582	389,728	(9,154)	13,801	-	(3,749	)(2)	1,231,208
Loans from non-controlling interests	46,241	10,530	(3,826)	97	24,037	1,034		78,113
Lease liability	79,733	(6,344)	(375)	(1,243)	22,802	11,072	(4)	105,645

	1,173,083	580,246	830	14,383	46,839	8,357		1,823,738

(1)	Including interest payable.

(2)	Mostly due to the offsetting of deferred borrowing costs which were prepaid by the project companies on the financial closing dates, and discounted finance expenses during the construction period.

(3)	Including interest accrued and interest paid.

(4)	Initial creation vis-à-vis right-of-use asset.